Non-Convertible Debt and Promissory Note - Disclosure of Non-Convertible Debt and Promissory Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning of period	$ 15,501
End of period	16,629	$ 15,501
Glencore [Member] | Non-Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Beginning of period	0	178,483
Change due to modification	0	(352)
Accretion and capitalized interest	0	12,305
Repayment	0	(190,436)
End of period	0	0
Glencore [Member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Beginning of period	15,501	0
Funding, net of costs	0	15,000
Accretion and capitalized interest	1,128	501
End of period	$ 16,629	$ 15,501